Ordinary Shares	12 Months Ended
Sep. 30, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES
12.	ORDINARY SHARES

Ordinary Shares

The Company was established as an exempted company under the laws of Cayman Islands on March 1, 2022. The authorized number of Ordinary Shares was 50,000 with par value of $1 per share. The Company issued 50,000 shares to the shareholders at par value of $1 per share.

On April 6, 2023, the shareholders of the Company unanimously passed resolutions effecting the subdivision of the Company’s authorized and issued share capital and the adoption of the amended and restated memorandum of association, pursuant to which, (1) the Company effectuated a 1:2000 share subdivision, whereupon the Company’s authorized share capital was amended from $50,000 divided into 50,000 shares of par value of $1.00 each to $50,000 divided into 100,000,000 Ordinary Shares of a par value of $0.0005 each; and (2) immediately after the share subdivision, the shareholders voluntarily surrendered, on a pro rata basis, a total of 87,500,000 Ordinary Shares of a par value of $0.0005 each, after which, the Company had an aggregate of 12,500,000 Ordinary Shares issued and outstanding.

On August 26 and August 29, 2024, the Company closed its initial public offering (“IPO”) and the sale of the over-allotment shares. The Company issued and sold 2,091,942 Ordinary Shares, including 91,942 Ordinary Shares of the over-allotment shares, at $4.00 per share, for net proceeds of approximately $5,404,654, after (i) deducting underwriting discounts and other related expenses and (ii) reimbursements made to PRC subsidiaries for expenses advanced from them in connection with the Company’s IPO.

On February 5, 2025, at the 2024 annual general meeting of shareholders (the “AGM”) of the Company, the shareholders of the Company passed resolutions to (i) increase the Company’s authorized share capital; (ii) re-designate and re-classify the Company’s authorized share capital; and (iii) adopt amended and restated memorandum and articles of association to reflect the share capital increase, the share re-designation and re-classification, and the terms of the re-designated and re-classified shares of the Company. As a result, immediately following the AGM, the Company’s authorized share capital was increased, and re-designated and re-classified from $50,000 divided into 100,000,000 ordinary shares of par value $0.0005 each to $250,000 divided into 400,000,000 Class A ordinary shares of par value $0.0005 each (each, a “Class A ordinary share,” and, collectively, the “Class A ordinary shares”), with each Class A ordinary share entitled to one vote, and 100,000,000 Class B ordinary shares of par value $0.0005 each (each, a “Class B ordinary share,” and, collectively, the “Class B ordinary shares”), with each Class B ordinary share entitled to 20 votes. Class A ordinary shares and Class B ordinary shares shall have equal dividend rights. Subject to the share capital re-designation, on April 8, 2025, the Company issued an aggregate of 7,592,500 Class B ordinary shares to three shareholders, and repurchased an equivalent number of Class A ordinary shares from such shareholders.

On May 22, 2025, the Company closed its underwritten follow-on offering and sale of 10,000,000 Ordinary Units, with each Ordinary Unit consisting of (i) one Class A ordinary share, (ii) one Series A warrant to purchase one Class A ordinary share, and (iii) one Series B warrant to purchase one Class A ordinary share. The Ordinary Unit was priced at $0.50 per unit. The Company generated gross proceeds of $5,000,000, before deducting underwriting discounts, non-accountable expense allowance, and offering expenses payable by the Company.

The Series A warrants have a one-year term, are immediately exercisable after issuance, and have an initial exercise price of $1.00 per Class A Ordinary Share. If at any time and from time to time on or after the Series A warrants are issued there occurs any share split, share dividend, share combination, or reverse share split, recapitalization, or other similar transaction involving the Class A Ordinary Shares (a “Share Combination Event”), the Series A warrants may also be exercised in whole or in part by means of a “zero price exercise,” in which the holder will be entitled to receive a number of Class A Ordinary Shares equal to the product of (a) the aggregate number of Class A Ordinary Shares that would be issuable upon exercise of the Series A warrants if such exercise were by means of a cash exercise rather than a cashless exercise, multiplied by (b) 3.0. As a result, holders of the Series A warrants may elect to be issued a maximum of 30,000,000 Class A Ordinary Shares upon the exercise of the Series A warrants upon a Share Combination Event. As of September 30, 2025, all of 10,000,000 Series A warrants are outstanding.

The Series B warrants have a three-month term, are immediately exercisable after issuance, and have an initial exercise price of $1.00 per share. The Series B warrants may also be exercised in whole or in part by means of a “zero price exercise,” in which the holder will be entitled to receive a number of Class A Ordinary Shares equal to the product of (a) the aggregate number of Class A Ordinary Shares that would be issuable upon exercise of the Series B warrants if such exercise were by means of a cash exercise rather than a cashless exercise, multiplied by (b) 4.0. Such zero price exercise is subject to the beneficial ownership limitations as described in the Series B warrant. As a result, holders of the Series B warrants may elect to be issued a maximum of 40,000,000 Class A Ordinary Shares upon the exercise of the Series B warrants. As of September 30, 2025, all of 10,000,000 Series B warrants have been exercised in exchange for total 40,000,000 Class A Ordinary Shares of the Company through “zero price exercise”.

On September 25, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with a certain institutional investor named therein (collectively, the “Purchasers”), pursuant to which, the Company agreed to issue and sell, in a registered direct offering (the “Registered Direct Offering”): (i) 22,055,096 Class A ordinary shares of the Company, par value $0.0005 per share; and (ii) pre-funded warrants to purchase up to 16,944,238 Class A Ordinary Shares (the “Pre-Funded Warrants”). The purchase price for each Class A Ordinary Share was $0.075 and the purchase price for each Pre-Funded Warrant was $0.075.

The Registered Direct Offering closed on September 26, 2025. The Company received approximately $2.9 million in gross proceeds from the Registered Direct Offering, before deducting placement agent fees and estimated offering expenses.

The Pre-Funded Warrants were sold to any Purchaser, whose purchase of the Shares in the Registered Direct Offering would otherwise have resulted in such Purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of such purchaser, 9.99%) of the outstanding share capital of the Company following the consummation of the Registered Direct Offering. Each Pre-Funded Warrant represents the right to purchase one Class A Ordinary Share at an exercise price of $0.0005 per share. The Pre-Funded Warrants were exercisable immediately at any time until exercised in full (subject to the beneficial ownership limitation described above), and were exercised in full by the Purchasers thereof on September 25, 2025, in exchange of total 16,944,238 Class A Ordinary Shares of the Company.

On September 12, 2025, WORK Medical Technology Group LTD (the “Company”) held an extraordinary general meeting of shareholders (the “EGM”). During the EGM, the shareholders passed certain resolutions with respect to: (i) one or more share consolidations of all of the authorized, issued, and outstanding shares of the Company (collectively, the “Shares”), each at such consolidation ratio and with such effective time as the board of directors of the Company (the “Board”) may determine in its sole discretion (together, the “Share Consolidations,” and each, a “Share Consolidation”); provided, however, that the accumulated consolidation ratio for any and all such Share Consolidations shall be no less than 2:1 nor greater than 250:1, with such consolidated Shares having the same rights and being subject to the same restrictions (save as to nominal value) as the existing Shares of each class as set out in the Company’s existing amended and restated memorandum and articles of association; (ii) an increase in the Company’s authorized share capital from US$250,000 divided into 400,000,000 Class A ordinary shares of par value US$0.0005 each and 100,000,000 Class B ordinary shares of par value US$0.0005 each, to a maximum of US$10,000,000 divided into Class A ordinary shares and Class B ordinary shares, in each case, of the then current par value, as a result of the Share Consolidation(s) at a ratio of four Class A ordinary shares for every one Class B ordinary shares (the “Share Capital Increase”); such Share Capital Increase to be conditional upon approval by the Board, in its sole discretion, and to take effect on such date as the Board may determine, within one year from the date of the EGM; and (iii) the adoption of a further amended and restated memorandum of association to reflect the relevant Share Consolidation and/or the Share Capital Increase.

On September 29, 2025, the Board passed certain resolutions with respect to (i) a consolidation of the Shares at the ratio of 100:1; (ii) an increase in the Company’s authorized share capital from US$250,000 divided into 400,000,000 Class A ordinary shares of par value US$0.0005 each and 100,000,000 Class B ordinary shares of par value US$0.0005 each, to US$10,000,000 divided into 160,000,000 Class A ordinary shares of par value US$0.05 each and 40,000,000 Class B ordinary shares of par value US$0.05 each; and (iii) the adoption of an amended and restated memorandum of association in substitution for, and to the entire exclusion of, the Company’s existing memorandum of association, to reflect the Share Consolidation and the Share Capital Increase. The Share Consolidation and the Share Capital Increase were completed on October 21, 2025 and October 6, 2025, respectively.

Subscription receivable

As of September 30, 2025 and 2024, subscription receivable on the consolidated balance sheets represented the unrecovered consideration of the 125,000 and 12,500,000 ordinary shares issued by the Company, respectively.